Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating segments
Schedule of consolidated income statement and other significant data

The 2019 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2019	Banking	Banking	Activities	Total

Net interest income	59,008	6,638	510	66,156
Dividend income	—	44	191	235
Net fee and commission income	15,014	1,596	(186)	16,424
Gains/(losses) on financial assets and liabilities (net)	1,155	1,417	282	2,854
Other operating income/(expenses)	(2,389)	(690)	(513)	(3,592)
Total income	72,788	9,005	284	82,077
Administrative expenses	(25,064)	(3,604)	(590)	(29,258)
Depreciation and amortization	(4,827)	(381)	(14)	(5,222)
Impairment losses on financial assets (net)	(18,986)	(234)	—	(19,220)
Impairment losses on other assets (net)	(370)	—	—	(370)
Provisions (net)	(165)	(1)	(609)	(775)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	16	16
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	42	42
Operating profit before tax	23,376	4,785	(871)	27,290
Income tax				(6,909)
Profit for the year				20,381
Profit attributable to the Parent				20,381
Profit attributable to non-controlling interest				—
Total assets	628,380	529,901	309,267	1,467,548
Total liabilities	618,477	509,204	205,069	1,332,750

The 2020 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2020	Banking	Banking	Activities	Total

Net interest income	61,444	5,605	(1,239)	65,810
Dividend income	—	39	207	246
Income from companies accounted for using the equity method	—	—	178	178
Net fee and commission income	15,551	1,668	(196)	17,023
Gains/(losses) on financial assets and liabilities (net)	1,421	3,888	675	5,984
Exchange differences (net)	—	—	19	19
Other operating income/(expenses)	(2,695)	(714)	(153)	(3,562)
Total income	75,721	10,486	(509)	85,698
Administrative expenses	(25,649)	(3,830)	(656)	(30,135)
Depreciation and amortization	(5,339)	(376)	(28)	(5,743)
Impairment losses on financial assets not at fair value through profit or loss (net)	(20,772)	(1,027)	—	(21,799)
Gains/(losses) on modification of financial assets (net)	(1,743)	—	—	(1,743)
Impairment losses on other assets (net)	(119)	—	—	(119)
Provisions (net)	(143)	(10)	(821)	(974)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	6	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	9	9
Operating profit before tax	21,956	5,243	(1,999)	25,200
Income tax				(6,226)
Profit for the year				18,974
Profit attributable to the Parent				18,974
Profit attributable to non-controlling interest				—
Total assets	654,572	760,895	422,447	1,837,914
Total liabilities	676,529	783,942	223,609	1,684,080

The 2021 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2021	Banking	Banking	Activities	Total

Net interest income	58,045	4,295	1,092	63,432
Dividend income	—	29	198	227
Income from companies accounted for using the equity method	—	—	200	200
Net fee and commission income	15,729	1,594	(117)	17,206
Gains/(losses) on financial assets and liabilities (net)	1,493	3,228	162	4,883
Exchange differences (net)	—	—	(35)	(35)
Other operating income/(expenses)	(2,967)	(508)	9	(3,466)
Total income	72,300	8,638	1,509	82,447
Administrative expenses	(26,525)	(3,810)	(537)	(30,872)
Depreciation and amortization	(5,849)	(364)	(30)	(6,243)
Impairment losses on financial assets not at fair value through profit or loss (net)	(18,115)	(1,114)	—	(19,229)
Impairment losses on other assets (net)	(27)	—	—	(27)
Provisions (net)	200	—	(586)	(386)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	57	57
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	20	20
Operating profit before tax	21,984	3,350	433	25,767
Income tax				(4,966)
Profit for the year				20,801
Profit attributable to the Parent				20,801
Profit attributable to non-controlling interest				—
Total assets	685,590	525,722	466,901	1,678,213
Total liabilities	726,626	604,758	183,241	1,514,625